Note 6 - Allowance for Loan Losses and Credit Quality Information - Classified and Unclassified Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans receivable	$ 594,798	$ 560,794
Classified [Member]
Loans receivable	36,669	28,177
Classified [Member] | Special Mention [Member]
Loans receivable	20,015	7,709
Classified [Member] | Substandard [Member]
Loans receivable	16,361	19,985
Classified [Member] | Doubtful [Member]
Loans receivable	163	184
Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	130	299
Unclassified [Member]
Loans receivable	558,129	532,617
Residential Portfolio Segment [Member]
Loans receivable	107,005	103,255
Residential Portfolio Segment [Member] | Classified [Member]
Loans receivable	2,275	2,661
Residential Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	77	457
Residential Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	2,154	2,130
Residential Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	44	74
Residential Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	0	0
Residential Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	104,730	100,594
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	334,117	299,080
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable	175,177	153,343
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans receivable	158,940	145,737
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Real Estate Loan [Member]
Loans receivable	8,835	4,733
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Commercial Real Estate Other [Member]
Loans receivable	13,392	8,889
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Real Estate Loan [Member]
Loans receivable	5,022	1,577
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Commercial Real Estate Other [Member]
Loans receivable	9,135	1,702
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Real Estate Loan [Member]
Loans receivable	3,813	3,156
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Commercial Real Estate Other [Member]
Loans receivable	4,257	7,187
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Real Estate Loan [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Commercial Real Estate Other [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Real Estate Loan [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Commercial Real Estate Other [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Unclassified [Member] | Real Estate Loan [Member]
Loans receivable	166,342	148,610
Commercial Real Estate Portfolio Segment [Member] | Unclassified [Member] | Commercial Real Estate Other [Member]
Loans receivable	145,548	136,848
Consumer Portfolio Segment [Member]
Loans receivable	73,767	73,283
Consumer Portfolio Segment [Member] | Classified [Member]
Loans receivable	880	940
Consumer Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	0	0
Consumer Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	631	531
Consumer Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	119	110
Consumer Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	130	299
Consumer Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	72,887	72,343
Commercial Portfolio Segment [Member]
Loans receivable	79,909	85,176
Commercial Portfolio Segment [Member] | Transportation Industry Loans [Member]
Loans receivable	9,089	10,509
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Loans receivable	70,820	74,667
Commercial Portfolio Segment [Member] | Classified [Member] | Transportation Industry Loans [Member]
Loans receivable	1,118	4,065
Commercial Portfolio Segment [Member] | Classified [Member] | Commercial Business Other [Member]
Loans receivable	10,169	6,889
Commercial Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Transportation Industry Loans [Member]
Loans receivable	116	0
Commercial Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Commercial Business Other [Member]
Loans receivable	5,665	3,973
Commercial Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Transportation Industry Loans [Member]
Loans receivable	1,002	4,065
Commercial Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Commercial Business Other [Member]
Loans receivable	4,504	2,916
Commercial Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Transportation Industry Loans [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Commercial Business Other [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Transportation Industry Loans [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Commercial Business Other [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Unclassified [Member] | Transportation Industry Loans [Member]
Loans receivable	7,971	6,444
Commercial Portfolio Segment [Member] | Unclassified [Member] | Commercial Business Other [Member]
Loans receivable	$ 60,651	$ 67,778